Basis of Presentation	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Basis of Presentation	Basis of Presentation
Statement of compliance
These consolidated financial statements have been prepared in accordance with IFRS as issued by the International Accounting Standards Board ("IASB").
Our consolidated financial statements for the year ended December 31, 2024, were authorized for issue in accordance with a resolution of the Board of Directors (the "Board") on March 6, 2025.
Basis of presentation
Our consolidated financial statements include our financial statements and the financial statements of our subsidiaries, Oncolytics Biotech (Barbados) Inc. and Oncolytics Biotech (U.S.) Inc., and are presented in Canadian dollars, our functional currency.
Subsidiaries are entities over which we have control which is achieved when we are exposed, or have the rights, to variable returns from our involvement with the investee and have the ability to affect those returns through our power to govern. The accounting policies of our subsidiaries are consistent with our accounting policies, and all intercompany transactions, balances, income, and expenses are eliminated on consolidation.
Our accounts are prepared on the historical cost basis, except for certain assets and liabilities, which are measured at fair value as explained in the notes to these financial statements.